CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Income Statement [Abstract]
Revenues	$ 10,571	$ 140,774
Cost of goods sold	4,819	85,397
Gross profit	5,752	55,377
Operating expenses
Selling expenses	172,029	151,600
General and administrative expenses	1,133,534	953,767
Research and development expenses	361,616	203,600
Total operating expenses	1,667,179	1,308,967
Loss from operations	(1,661,427)	(1,253,590)
Other income
Other income, net	57,560	59,368
Interest expense	(274)	1,006
Total other income(expense)	57,286	60,374
Net loss	(1,604,141)	(1,193,216)
Other comprehensive loss
Foreign currency translation adjustment	113,103	63,551
Total comprehensive loss	$ (1,491,038)	$ (1,129,665)
Net loss per share
Basic and diluted (in dollars per share)	$ (0.08)	$ (0.06)
Weighted average shares outstanding
Basic and diluted (in shares)	19,130,098	18,596,678